Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and principal activities
Schedule of subsidiaries of company and consolidated VIE'S

		Effective interest held
		through equity
		ownership/ contractual	Date of	Place of
		arrangements	incorporation/	incorporation/
Name	Relationship	(Note (i))	establishment	establishment	Principal activities
Tetris Media Limited	Subsidiary	100%	July 2007	Hong Kong	Investment holding
iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Online advertising, SaaS products and services
China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Online advertising
iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Online advertising
iClick Data Technology (Beijing) Limited (“Beijing WFOE”)	Subsidiary	100%	January 2011	The PRC	Online advertising, SaaS products and services
Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Online advertising
Performance Media Group Limited	Subsidiary	100%	January 2013	Hong Kong	Online advertising
CMRS Digital Solutions Limited	Subsidiary	100%	April 2008	Hong Kong	Online advertising, SaaS products and services
Beyond Digital Solutions Limited	Subsidiary	100%	April 2010	Hong Kong	Online advertising, SaaS products and services
CruiSo Digital Solutions Limited	Subsidiary	100%	May 2011	Hong Kong	Online advertising, SaaS products and services
Tetris Information Technology (Shanghai) Co., Ltd.	Subsidiary	100%	April 2008	The PRC	Online advertising, SaaS products and services
OptAim (Beijing) Information Technology Co., Ltd. (“OptAim WFOE”)	Subsidiary	100%	November 2014	The PRC	Online advertising, SaaS products and services

		Effective interest held
		through
		equity ownership/
		contractual	Date of	Place of
		arrangements	incorporation/	incorporation/
Name	Relationship	(Note (i))	establishment	establishment	Principal activities
Anhui Zhiyunzhong Information Technology Co., Ltd. (“OptAim Anhui”)	Subsidiary	100%	November 2017	The PRC	Online advertising, SaaS products and services
Tetris (Shanghai) Data Technology Co., Ltd.	Subsidiary	100%	October 2020	The PRC	Online advertising, SaaS products and services
Zhiyunzhong (Shanghai) Technology Co., Ltd. (“Shanghai OptAim”)	Subsidiary	100%	September 2014	The PRC	Online advertising
Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”)	VIE	100%	September 2012	The PRC	Online advertising
Shanghai Myhayo Technology Co., Ltd. (“Myhayo”) (Note (ii))	VIE’s subsidiary	36.8%	May 2017	The PRC	Mobile content aggregator and online advertising
Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”) (Note (ii))	VIE’s subsidiary	36.8%	September 2018	The PRC	Mobile content aggregator and online advertising
Changyi (Shanghai) Information Technology Ltd. (“Changyi”) (Note (iii))	Subsidiary	100%	January 2014	The PRC	SaaS products and services
Xi’an Changzhan Information Technology Ltd. (“Xian Changyi”)	Subsidiary	100%	August 2019	The PRC	SaaS products and services
Optimal Power Limited (“Optimal”)	Subsidiary	100%	September 2019	BVI	Investment holding

Note:

(i)	Save for the impacts from the transactions detailed in Note (iii) below, there was no change in iClick Cayman’s effective interest held through equity ownership/ contractual arrangements over the principal subsidiaries and consolidated VIE and the VIE’s subsidiaries during the years ended December 31, 2021, 2022 and 2023.
(ii)	Although iClick Cayman owns less than 50% ownership in these entities, these entities are consolidated as iClick Cayman obtains control with its controlling voting right at the level of both shareholders and board of directors pursuant to agreements with other investors of these entities.
(iii)	As of and during the year ended December 31, 2021, iClick Cayman held 59.84% equity interest of Changyi. In August 2022, iClick Cayman acquired the remaining 40.16% equity interest of Changyi from non-controlling interests using cash consideration of US$722 and 1,545,663 class A ordinary shares of iClick Cayman with a fair market value of US$1,577, resulting in a transfer of non-controlling interests of US$833 to additional paid-in capital for the year ended December 31, 2022. Out of the 1,545,663 consideration ordinary shares, 386,415 and 386,419 shares were issued in 2022 and 2023, respectively. The remaining 772,829 shares will be issued by two instalments in 2024 and 2025. Upon completion of this transaction in 2022, iClick Cayman owns 100% equity interests in Changyi.